EMPLOYEE BENEFIT OBLIGATIONS - Pension Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Pension Costs [abstract]
Defined contribution plans	£ 190	£ 202	£ 198
Defined benefit plans charge to operating profit	18	13	15
Pension costs	208	215	213
Net interest expense on pension plans	4	4	4
Pension costs, Net	£ 212	£ 219	£ 217